LEASES - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 431
2025	352
Total lease payments	783
Less: imputed interest	69
Present value of lease liabilities	$ 714
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	$ 377
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current
Noncurrent lease liabilities	$ 337
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent
Finance Leases
2024	$ 268
2025	153
2026	23
Total lease payments	444
Less: imputed interest	32
Present value of lease liabilities	$ 412
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	$ 244
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current
Noncurrent lease liabilities	$ 168
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent
Total Lease Liabilities
2024	$ 699
2025	505
2026	23
Total lease payments	1,227
Less: imputed interest	101
Present value of lease liabilities	1,126
Less: current portion of lease liabilities	621
Noncurrent lease liabilities	$ 505